Post-employment Benefits - Schedule of Pension Costs Recognized in Statement of Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Defined Benefit Plans [Line Items]
Service Cost	$ (1,134)	$ (1,596)	$ (869)
Interest cost	(50)	(7)	(69)
Total recognized	(1,184)	(1,603)	(938)
Funded
Disclosure Of Defined Benefit Plans [Line Items]
Service Cost	(1,054)	(1,547)	(843)
Interest cost	(49)	(6)	(68)
Total recognized	(1,103)	(1,553)	(911)
Unfunded
Disclosure Of Defined Benefit Plans [Line Items]
Service Cost	(80)	(49)	(26)
Interest cost	(1)	(1)	(1)
Total recognized	$ (81)	$ (50)	$ (27)